Marketing expenses	12 Months Ended
Dec. 31, 2025
Profit or loss [abstract]
Marketing expenses
9. Marketing expenses
Marketing expenses in 2025, 2024 and 2023 amounted to €120,686 thousand, €121,384 thousand and €114,802 thousand, respectively, consisting mainly of costs for advertising and marketing activities, including personnel costs and costs for advertising, communications, media and events, such as fashion shows, store windows and displays. Marketing expenses also include depreciation, amortization and impairment of assets used in advertising and marketing activities.